Investments in subsidiaries - Sensitivity of VIU to changes to current assumptions to reduce headroom to nil (Details) - HSBC North America Holdings Inc. $ in Millions, £ in Billions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)
Disclosure of subsidiaries [line items]
Recoverable amount	$ 13,264	£ 13.3	$ 12,756	£ 12.8
100bps decrease in the discount rate - single variable
Disclosure of subsidiaries [line items]
Impact on VIU		1.5		1.6
100bps increase in the discount rate - single variable
Disclosure of subsidiaries [line items]
Impact on VIU		(1.2)		(1.2)
10% decrease in forecast profitability - single variable
Disclosure of subsidiaries [line items]
Impact on VIU		£ (1.3)		£ (1.3)